Equity Investments (Tables)	12 Months Ended
Dec. 31, 2021
Equity Investments
Schedule of Equity Investments

€ millions	2021			2020
	Current	Non-Current	Total	Current	Non-Current	Total
Equity securities	0	5,799	5,799	0	3,113	3,113
Investments in associates	0	155	155	0	14	14
Equity investments	0	5,954	5,954	0	3,127	3,127
/ Other financial assets	2,758	6,275	9,033	1,635	3,512	5,147
Equity investments as % of / Other financial assets	0	95	66	0	89	61

Schedule of the carrying amount and share of profit of associates

€ millions	2021	2020
Carrying amount of interest in associates	155	14
Share of profit and losses from continuing operations	-9	-1

Schedule of financial commitments in venture capital funds

€ millions	2021	2020
Investments in venture capital funds	255	237

Schedule of financial commitments maturities in venture capital funds

€ millions	12/31/2021
Investments in Venture
Capital Funds
Due 2022	255
Total	255